Intangible assets and goodwill - Key assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 12,047,048	$ 12,440,557	$ 6,976,096
VIQ Australia
Disclosure of information for cash-generating units [line items]
Goodwill	$ 5,036,815
Revenue growth rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	12.90%
Dataworxs
Disclosure of information for cash-generating units [line items]
Goodwill	$ 132,446
Revenue growth rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	12.90%
VIQ US
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,570,275
Revenue growth rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	12.90%
VIQ Media
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,614,802
Revenue growth rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	12.90%
VIQ UK
Disclosure of information for cash-generating units [line items]
Goodwill	$ 692,710
Revenue growth rate	3.00%
Terminal revenue growth rate	2.00%
Pre-tax discount rate	12.90%